Joint operations - Contracts in which Ecopetrol is not the operator (Details) - Contract where entity not operator	12 Months Ended
Dec. 31, 2022
Joint operations
Contract	Capachos
Type	Production
Chipiron | Bottom of range [member]
Joint operations
% Participation	30.00%
Chipiron | SierraCol Energy Arauca, LLC
Joint operations
Contract	Chipirón
Type	Production
Geographic area of operations	Colombia
Chipiron | SierraCol Energy Arauca, LLC | Bottom of range [member]
Joint operations
% Participation	30.00%
Chipiron | SierraCol Energy Arauca, LLC | Top of range [member]
Joint operations
% Participation	41.00%
Cosecha | SierraCol Energy Arauca, LLC
Joint operations
Contract	Cosecha
Type	Production
% Participation	30.00%
Geographic area of operations	Colombia
Cravo norte | SierraCol Energy Arauca, LLC
Joint operations
Contract	Cravo Norte
Type	Production
% Participation	55.00%
Geographic area of operations	Colombia
Rondon | SierraCol Energy Arauca, LLC
Joint operations
Contract	Rondón
Type	Production
% Participation	50.00%
Geographic area of operations	Colombia
Quifa | Frontera Energy Colombia Corp
Joint operations
Contract	Quifa
Type	Production
% Participation	40.00%
Geographic area of operations	Colombia
CPI Palagua | Union Temporal Ismocol Joshi Parko
Joint operations
Contract	CPI Palagua
Type	Production
Geographic area of operations	Colombia
CPI Palagua | Union Temporal Ismocol Joshi Parko | Bottom of range [member]
Joint operations
% Participation	70.00%
CPI Palagua | Union Temporal Ismocol Joshi Parko | Top of range [member]
Joint operations
% Participation	80.00%
Capachos
Joint operations
Contract	CapachosLLA-122
Type	ProductionExploration
Geographic area of operations	Colombia
Capachos | Parex Resources Colombia LTD
Joint operations
Contract	LLA-122
Type	Exploration
% Participation	50.00%
E&P COL 1 | Anadarko Colombia Company (OXY)
Joint operations
Contract	E&P COL 1
Type	Exploration
% Participation	40.00%
E&P COL 2 | Anadarko Colombia Company (OXY)
Joint operations
Contract	E&P COL 2
Type	Exploration
% Participation	40.00%
Geographic area of operations	Offshore North Caribe
E&P COL 6 | Anadarko Colombia Company (OXY)
Joint operations
Contract	E&P COL 6
% Participation	40.00%
Geographic area of operations	Offshore North Caribe
E&P COL 7 | Anadarko Colombia Company (OXY)
Joint operations
Contract	E&P COL 7
Type	Exploration
% Participation	40.00%
Geographic area of operations	Offshore North Caribe
Tayrona | Petrobras
Joint operations
Contract	Tayrona
Type	Exploration
% Participation	55.60%
Geographic area of operations	Offshore North Caribe
Fuerte Sur | Shell EP Offshore Ventures Limited
Joint operations
Contract	Fuerte Sur
Type	Exploration
% Participation	50.00%
Geographic area of operations	Offshore Caribe Norte
Purple Angel | Shell EP Offshore Ventures Limited
Joint operations
Contract	Purple Angel
Type	Exploration
% Participation	50.00%
Geographic area of operations	Offshore North Caribe
Col-5 | Shell EP Offshore Ventures Limited
Joint operations
Contract	Col-5
Type	Exploration
% Participation	50.00%
Geographic area of operations	Offshore Caribe Norte
Mana | Interoil Colombia
Joint operations
Contract	Mana
% Participation	30.00%
Geographic area of operations	Colombia
Rio Opia | Interoil Colombia
Joint operations
Contract	Rio Opia
Type	Production
% Participation	30.00%
Geographic area of operations	Colombia
Ambrosia | Interoil Colombia
Joint operations
Contract	Ambrosia
Type	Production
% Participation	30.00%
Geographic area of operations	Colombia
Llanos 86 | Geopark Colombia SAS
Joint operations
Contract	Llanos 86
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Llanos 87 | Geopark Colombia SAS
Joint operations
Contract	Llanos 87
% Participation	50.00%
Llanos 104 | Geopark Colombia SAS
Joint operations
Contract	Llanos 104
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Llanos 123 | Geopark Colombia SAS
Joint operations
Contract	Llanos 123
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Llanos 124 | Geopark Colombia SAS
Joint operations
Contract	Llanos 124
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
SSJN1 | Lewis Energy Colombia
Joint operations
Contract	SSJN1
Type	Production
% Participation	50.00%
Geographic area of operations	Colombia
Perdices | Lewis Energy Colombia
Joint operations
Contract	Perdices
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
VIM-42 | Lewis Energy Colombia
Joint operations
Contract	VIM-42
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
SSJN3-1 | Lewis Energy Colombia
Joint operations
Contract	SSJN3-1
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Clarinero | Lewis Energy Colombia
Joint operations
Contract	Clarinero
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
SSJN9 | Maurel & Prom Colombia B.V.
Joint operations
Contract	SSJN9
Type	Exploration
% Participation	50.00%
Geographic area of operations	North Colombia
Gunflint | Quarter North Energy
Joint operations
Contract	Gunflint
Type	Production
% Participation	32.00%
Geographic area of operations	Gulf of Mexico
Dalmatian | Murphy Exploration and Production Company - USA
Joint operations
Contract	Dalmatian
Type	Production
% Participation	30.00%
Geographic area of operations	Gulf of Mexico
K2 | OXY (Anadarko)
Joint operations
Contract	Redeo Midland Basin
Type	Production
% Participation	21.00%
Geographic area of operations	Gulf of Mexico
ESOX | HESS
Joint operations
Contract	ESOX
Type	Production
% Participation	21.00%
Geographic area of operations	Gulf of Mexico
S-M-1709 | Shell
Joint operations
Contract	S-M-1709
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
S-M-1908 | Shell
Joint operations
Contract	S-M-1908
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
S-M-1601 | Shell
Joint operations
Contract	S-M-1601
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
S-M-1713 | Shell
Joint operations
Contract	S-M-1713
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
S-M-1817 | Shell
Joint operations
Contract	S-M-1817
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
S-M-1599 | Shell
Joint operations
Contract	S-M-1599
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
S-M-1910 | Shell
Joint operations
Contract	S-M-1910
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
Saturno | Shell
Joint operations
Contract	Saturno
Type	Exploration
% Participation	10.00%
Geographic area of operations	Brazil
Sul de Gato do Mato | Shell
Joint operations
Contract	Sul de Gato do Mato
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
BM-S-54 | Shell
Joint operations
Contract	BM-S-54
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
Pau Brasil | BP Energy
Joint operations
Contract	Pau Brasil
Type	Exploration
% Participation	20.00%
Geographic area of operations	Brazil
CE-M-715 | Chevron
Joint operations
Contract	CE-M-715
Type	Exploration
% Participation	50.00%
Geographic area of operations	Brazil
PAMA-M-187 | Petrobras
Joint operations
Contract	PAMA-M-187
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
PAMA-M-188 | Petrobras
Joint operations
Contract	PAMA-M-188
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
PAMA-M-222 | Petrobras
Joint operations
Contract	PAMA-M-222
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
PAMA-M-223 | Petrobras
Joint operations
Contract	PAMA-M-223
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
BM-C-44 | Petrobras
Joint operations
Contract	BM-C-44
Type	Exploration
% Participation	38.00%
Geographic area of operations	Brazil
BM-S-74 | Petrobras
Joint operations
Contract	BM-S-74
Type	Exploration
% Participation	13.00%
Geographic area of operations	Brazil
BM-C-29 | Anadarko
Joint operations
Contract	BM-C-29
Type	Exploration
% Participation	50.00%
Geographic area of operations	Brazil
BM-ES-29 | Repsol
Joint operations
Contract	BM-ES-29
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
BM-S-73 | ONGC
Joint operations
Contract	BM-S-73
Type	Exploration
% Participation	13.00%
Geographic area of operations	Brazil
BM-S-63 | Vanco
Joint operations
Contract	BM-S-63
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
BM-S-71 | Vanco
Joint operations
Contract	BM-S-71
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
BM-S-72 | Vanco
Joint operations
Contract	BM-S-72
% Participation	30.00%
Rodeo Midland Basin | Occidental Midland Basin, LLC (Oxy)
Joint operations
Contract	Rodeo Midland Basin
Type	Production
% Participation	49.00%
Geographic area of operations	Midland, Texas, USA
Bloque 8 | Pemex Exploration y Production
Joint operations
Contract	Bloque 8
Type	Exploration
% Participation	50.00%
Geographic area of operations	Gulf of Mexico
Bloque 6 | PC Carigali Mexico Operation SA
Joint operations
Contract	Bloque 6
Type	Exploration
% Participation	50.00%
Geographic area of operations	Gulf of Mexico